Other Liabilities - Schedule of Other Liabilities Footnotes (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) mine	Dec. 31, 2018 CAD ($) mine
TEP
Debt Instrument [Line Items]
Expected reclamation costs	$ 66	$ 90
TEP | Coal mine reclamation
Debt Instrument [Line Items]
Number of mines	3	3
Central Hudson
Debt Instrument [Line Items]
Remediation cost obligation	$ 47	$ 64
Central Hudson | Accounts payable and other current liabilities
Debt Instrument [Line Items]
Remediation cost obligation	$ 23	$ 32